SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Revenue By Geographical Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 44,246	$ 42,314	$ 40,714
Sales Revenue, Net [Member] | Supplier Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues through major distributors, as a percentage of total revenues	4.00%	4.00%	4.00%
Concentration risk, additional characteristic	Distributor (A)	Distributor (A)	Distributor (A)
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,078	969	979
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,063	9,648	9,860
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,507	6,352	6,797
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,818	3,635	3,438
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,156	6,646	6,050
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,057	12,337	11,187
Rest of North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,788	1,902	1,659
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 779	$ 825	$ 744